Other Assets and Liabilities [Text Block]	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Other Assets and Liabilities [Text Block]
14.	OTHER ASSETS AND LIABILITIES

Major components of other assets and liabilities at March 31, 2017 and 2018 were as follows:

	2017	2018
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥546,747	¥1,017,194
Other	1,043,766	1,190,885
Investments in equity method investees	2,199,706	2,219,196
Prepaid benefit cost (Note 13)	612,623	884,979
Cash collateral pledged for derivative transactions (Note 8)	1,663,945	1,473,109
Cash collateral for the use of Bank of Japan’s settlement infrastructure(1)	207,498	851,066
Other	2,440,258	3,029,635

Total	¥8,714,543	¥10,666,064

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥646,638	¥1,247,652
Other	1,322,498	1,357,387
Deferred tax liabilities	413,730	654,053
Allowance for off-balance sheet credit instruments	178,118	81,739
Accrued benefit cost (Note 13)	66,028	64,735
Guarantees and indemnifications	38,904	41,349
Cash collateral received for derivative transactions (Note 8)	1,080,929	1,158,053
Accrued and other liabilities	3,008,320	2,802,445

Total	¥6,755,165	¥7,407,413

Note:
(1)	Certain reclassifications have been made to prior period to conform to the current presentation.

Investments in equity method investees include marketable equity securities carried at ¥1,602,702 million and ¥1,627,896 million at March 31, 2017 and 2018, respectively. Corresponding aggregated market values were ¥2,701,170 million and ¥3,186,618 million, respectively. Marketable equity securities include Morgan Stanley’s common stock carried at ¥1,178,919 million and ¥1,206,998 million at March 31, 2017 and 2018, respectively. As of March 31, 2018, the MUFG Group held approximately 24.35% of its common stock. Investments in equity method investees also include investments in Morgan Stanley MUFG Securities, Co., Ltd. at ¥172,424 million and ¥174,459 million at March 31, 2017 and 2018, respectively.

The MUFG Group periodically evaluates whether a loss in value of investments in equity method investees is other-than-temporary. As a result of evaluations, the MUFG Group recognized other-than-temporary declines in the value of an investment and recorded impairment losses related to certain affiliated companies of ¥681 million, ¥5,465 million and ¥29,442 million for the fiscal years ended March 31, 2016, 2017 and 2018 respectively. The impairment losses are included in Equity in earnings of equity method investees—net in the accompanying consolidated statements of income.

Summarized Financial Information of the MUFG Group’s Equity Method Investees

Summarized financial information of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, as of March 31, 2017 and 2018, and for each of the three years ended March 31, 2018 is as follows:

	2017(1)	2018
	(in billions)
Trading assets	¥31,900	¥29,008
Securities purchased under agreements to resell	11,760	8,525
Securities borrowed	12,543	14,431
Total assets	93,386	91,207
Deposits	17,065	17,043
Customer and other payables	21,265	20,709
Borrowings	19,500	20,713
Total liabilities	84,514	82,762
Noncontrolling interests	130	155

Note:

(1)	Certain reclassifications have been made to prior period to conform to the current presentation.

	2016	2017	2018
	(in billions)
Net revenues	¥3,961	¥3,939	¥4,354
Total non-interest expenses	3,076	2,871	3,133
Income from continuing operations before income taxes	885	1,068	1,221
Net income applicable to Morgan Stanley	585	730	759

Morgan Stanley early adopted, retrospective to January 1, 2016, the provisions of new accounting guidance on “Recognition and Measurement of Financial Assets and Financial Liabilities” related to a change in the instrument-specific credit risk on financial liabilities under the fair value option. This resulted in reclassifying the MUFG Group’s proportionate share of the accumulated DVA of Morgan Stanley from retained earnings to AOCI as reflected on the MUFG Group’s consolidated statement of equity. In connection with the new accounting guidance, changes in DVA fair value are presented separately in other comprehensive income.

In addition, Morgan Stanley early adopted the new accounting guidance on “Targeted Improvements to Accounting for Hedging Activities” on January 1, 2018. This resulted in recording a cumulative catch-up adjustment by Morgan Stanley, decreasing the MUFG Group’s proportionate share of Retained earnings as reflected on the MUFG Group’s consolidated statement of equity.

Summarized financial information of the MUFG Group’s equity method investees, other than Morgan Stanley as of March 31, 2017 and 2018, and for each of the three years ended March 31, 2018 is as follows:

	2017	2018
	(in billions)
Net loans	¥13,405	¥14,343
Total assets	24,273	26,008
Deposits	6,946	7,783
Total liabilities	19,678	21,209
Noncontrolling interests	841	1,009

	2016	2017	2018
	(in billions)
Total interest income	¥661	¥777	¥901
Total interest expense	222	252	329
Net interest income	439	525	572
Provision for credit losses	92	97	136
Income before income tax expense	171	147	337
Net income	117	97	229